Note 14 - Net Income (Loss) Per Share	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
(14)	Net Income (Loss) Per Share

The following is a reconciliation of the numerators and denominators of the net income (loss) per share computations for the periods presented:

	Years ended October 31,
	2018	2017	2016
Net income (loss) attributable to OCC (numerator)	$1,068,753	$(1,738,771)	$(1,778,822)
Shares (denominator)	7,593,435	6,546,862	6,443,162
Basic and diluted net income (loss) per share	$0.14	$(0.27)	$(0.28)

Nonvested shares which have been issued and are outstanding as of
October 31, 2017
and
October 31, 2016
totaling
743,865
and
646,887,
respectively, were
not
included in the computation of basic and diluted net loss per share for the years ended
October 31, 2017
and
October 31, 2016 (
because to include such shares would have been antidilutive, or in other words, to do so would have reduced the net loss per share for that period).